Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments
8	FINANCIAL INSTRUMENTS

8.1	Financial instruments by category

The classification of financial assets and liabilities by category is as follows:

	At December 31
	2017	2018
Assets according to the statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	626,180	801,140
- Trade accounts receivable and other accounts receivable (excluding financial assets)	2,029,575	1,302,358
- Work in progress	90,217	60,750
- Financial assets related to concession agreements	952,780	1,227,994
- Accounts receivable from related parties	874,682	813,129

	4,573,434	4,205,371

Financial asset at fair value through profit or loss
- Other financial asset	181	—

	181	—

Financial assets related to concession agreements are recorded in the consolidated statement of financial position as the line items short-term trade accounts receivable and long-term trade accounts receivable.

	At December 31
	2017	2018
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost
- Other financial liabilities	1,561,754	1,169,184
- Finance leases	128,309	33,488
- Bonds	947,567	937,042
- Trade and other accounts payable (excluding non-financial liabilities)	2,054,217	1,552,741
- Accounts payable to related parties	81,128	77,790

	4,772,975	3,770,245

Hedging derivatives:
- Derivative financial instruments	383	61

8.2	Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external risk ratings (if available) or historical information about counterparty default rates.

At December 31 the credit quality of financial assets is shown as follows:

	At December 31,
	2017	2018
Cash and cash equivalents (*)
Banco de Credito del Peru (A+)	224,834	350,403
Citibank (A)	110,846	134,990
Banco Continental (A+)	100,882	114,067
Banco Scotiabank (A+)	71,608	73,039
Fondo de Inversion Alianza	—	39,051
Banco de la Nacion (A)	17,776	23,766
Banco Bogota (A)	25,609	16,782
Banco Interbank (A)	14,937	14,075
Banco Santander - Peru (A)	—	12,221
Banco de Credito e Inversiones - Chile (AA+)	1,105	5,909
Banco Santander - Chile (AAA)	22,041	3,325
Banco de Chile (AAA)	4,337	49
Banco Interamericano de Finanzas (A)	5,551	126
Banco Scotiabank de Guyana (A)	—	121
Others	7,388	8,273

	606,914	796,197

The ratings in the table above “A” and “AAA” represent high-quality credit ratings. For banks located in Peru, the ratings are derived from risk rating agencies authorized by the Peruvian banking and insurance regulator “Superintendencia de Banca, Seguros y AFP” (SBS). For banks located in Chile, the ratings are derived from risk rating agencies authorized by the Chilean Securities and Insurance Supervisor “Superintendencia de Valores y Seguros” (SVS).

(*)	The difference between the balances shown above with the balances shown in the statement of financial position corresponds to cash on hand and in-transit remittances (Note 9).

The credit quality of customers is assessed in three categories (internal classification):

A:	New customers/related parties (less than six months),

B:	Existing customers/related parties (with more than six months of trade relationship) with no previous default history; and

C:	Existing customers/related parties (with more than six months of trade relationship) with previous default history.

	2017	2018
Trade accounts receivable (Note 11 and Note 12)
Counterparties with no external risk rating
A	6,042	140,594
B	2,313,187	1,762,557
C	194,248	185,494

	2,513,477	2,088,645

Receivable from related parties and joint operators (Note 13)
B	874,682	813,129

The total balance of trade accounts receivable and receivable from related parties is in compliance with contract terms and conditions; none have been re-negotiated.